Schedule of Investments (unaudited)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Azerbaijan — 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	$45,607	$46,034,566

Bahrain — 0.2%
Bapco Energies BSCC, 7.50%, 10/25/27(a)	22,721	23,402,630

Chile — 1.1%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)	15,254	13,628,496
3.15%, 01/14/30(a)	13,950	12,502,688
3.63%, 08/01/27(a)	18,154	17,362,486
3.70%, 01/30/50(a)	37,983	26,433,794
4.38%, 02/05/49(a)	18,638	14,607,532
4.50%, 08/01/47(a)	17,754	14,242,037
5.95%, 01/08/34(a)	18,650	18,935,578
6.30%, 09/08/53(a)	17,545	17,654,656
6.44%, 01/26/36(a)	21,350	22,337,437
Empresa de Transporte de Pasajeros Metro SA,
4.70%, 05/07/50(a)	13,812	11,453,187
		169,157,891
China — 1.7%
CNAC HK Finbridge Co. Ltd.
3.00%, 09/22/30(a)	17,293	15,482,639
4.13%, 07/19/27(a)	17,151	16,746,408
5.13%, 03/14/28(a)	30,945	30,987,085
Minmetals Bounteous Finance BVI Ltd., 3.38%,
(5-year CMT + 5.209%)(a)(b)(c)	15,274	15,240,588
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 05/17/42(a)	17,113	16,786,997
Sinopec Group Overseas Development 2017 Ltd.,
3.63%, 04/12/27(a)	17,672	17,264,307
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(a)	16,745	15,976,070
2.30%, 01/08/31(a)	20,736	18,323,367
2.70%, 05/13/30(a)	25,878	23,767,390
2.95%, 11/12/29(a)	17,403	16,297,039
State Grid Overseas Investment BVI Ltd.
1.63%, 08/05/30(a)	19,806	17,043,063
3.50%, 05/04/27(a)	40,519	39,465,101
Three Gorges Finance I Cayman Islands Ltd.,
3.15%, 06/02/26(a)	17,156	16,694,933
		260,074,987
Hong Kong — 0.2%
China Life Insurance Overseas Co. Ltd./Hong
Kong, 5.35%, 08/15/33,
(5-year CMT + 1.232%)(a)(c)	34,650	35,278,204

Indonesia — 0.8%
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT, 5.45%, 05/15/30(a)	10,543	10,475,630
Pertamina Persero PT
1.40%, 02/09/26(a)	9,124	8,613,626
4.18%, 01/21/50(a)	10,513	8,249,446
5.63%, 05/20/43(a)	15,085	14,731,408
6.00%, 05/03/42(a)	12,715	12,858,044
6.45%, 05/30/44(a)	16,191	17,192,899
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.00%, 06/30/50(a)	10,611	7,683,425
4.13%, 05/15/27(a)	15,233	14,776,315
5.25%, 10/24/42(a)	10,525	9,559,752
Security	Par (000)	Value

Indonesia (continued)
5.45%, 05/21/28(a)	$10,506	$10,558,740
6.15%, 05/21/48(a)	10,442	10,377,886
		125,077,171
Malaysia — 1.3%
Petronas Capital Ltd.
2.48%, 01/28/32(a)	28,299	24,055,848
3.40%, 04/28/61(a)	38,637	26,518,891
3.50%, 04/21/30(a)	50,606	47,423,389
4.50%, 03/18/45(a)	34,336	30,409,678
4.55%, 04/21/50(a)	61,911	54,653,793
4.80%, 04/21/60(a)	22,739	20,495,570
		203,557,169
Mexico — 2.5%
Banco Nacional de Comercio Exterior
SNC/Cayman Islands, 4.38%, 10/14/25(a)	6,983	6,878,255
Comision Federal de Electricidad, 4.69%,
05/15/29(a)	9,218	8,722,533
Mexico City Airport Trust, 5.50%, 07/31/47(a)	14,582	12,267,108
Petroleos Mexicanos
4.50%, 01/23/26	9,035	8,645,366
5.35%, 02/12/28	15,623	14,169,280
5.95%, 01/28/31	30,125	24,819,987
6.35%, 02/12/48	12,569	8,216,984
6.38%, 01/23/45	9,764	6,452,930
6.49%, 01/23/27	12,224	11,808,384
6.50%, 03/13/27	31,782	30,542,502
6.50%, 01/23/29	9,726	8,869,626
6.50%, 06/02/41	11,979	8,321,212
6.63%, 06/15/35	21,785	16,872,482
6.70%, 02/16/32	53,317	45,458,074
6.75%, 09/21/47	43,406	29,353,307
6.84%, 01/23/30	19,127	17,116,752
6.88%, 08/04/26	19,162	18,898,714
6.95%, 01/28/60	29,643	19,917,132
7.69%, 01/23/50	62,899	46,277,939
8.75%, 06/02/29	15,077	14,970,144
10.00%, 02/07/33	15,470	15,787,135
		374,365,846
Netherlands — 0.1%
MDGH GMTN RSC Ltd., 3.70%, 11/07/49(a)	14,529	11,173,709

Oman — 0.1%
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	22,500	22,831,875

Panama — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%,
08/11/61(a)	23,933	18,151,744
Banco Nacional de Panama, 2.50%, 08/11/30(a)	17,700	13,894,500
		32,046,244
Peru — 0.3%
Petroleos del Peru SA
4.75%, 06/19/32(a)	22,663	16,997,250
5.63%, 06/19/47(a)	45,246	28,971,466
		45,968,716
Qatar — 0.8%
Qatar Energy
1.38%, 09/12/26(a)	19,118	17,761,769
2.25%, 07/12/31(a)	44,507	37,914,401

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Qatar (continued)
QatarEnergy
3.13%, 07/12/41(a)	$44,681	$33,859,709
3.30%, 07/12/51(a)	51,067	36,401,068
		125,936,947
Saudi Arabia — 1.0%
Gaci First Investment Co.
4.75%, 02/14/30(a)	14,159	13,955,464
4.88%, 02/14/35(a)	16,355	15,762,131
5.00%, 10/13/27(a)	10,354	10,366,943
5.00%, 01/29/29(a)	14,250	14,232,187
5.13%, 02/14/53(a)	14,262	12,523,819
5.25%, 10/13/32(a)	9,787	9,872,636
5.25%, 01/29/34(a)	14,250	14,272,266
5.38%, 01/29/54(a)	12,400	11,136,750
Suci Second Investment Co.
5.17%, 03/05/31(a)	16,400	16,487,084
6.00%, 10/25/28(a)	17,700	18,369,281
6.25%, 10/25/33(a)	10,000	10,915,625
		147,894,186
South Africa — 0.3%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)	22,778	22,464,803
Transnet SOC Ltd., 8.25%, 02/06/28(a)	23,050	23,352,531
		45,817,334
United Arab Emirates — 1.4%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%,
11/02/47(a)	22,003	19,795,824
Abu Dhabi Developmental Holding Co. PJSC
5.38%, 05/08/29(a)	12,600	12,859,938
5.50%, 05/08/34(a)	11,800	12,185,152
DP World Crescent Ltd.
3.88%, 07/18/29(a)	10,008	9,476,325
4.85%, 09/26/28(a)	9,708	9,605,823
5.50%, 09/13/33(a)	14,300	14,527,906
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	12,701	12,220,743
6.85%, 07/02/37(a)	17,300	19,024,594
DP World Salaam, 6.00%,
(5-year CMT + 5.750%)(a)(b)(c)	14,723	14,630,981
MDGH GMTN RSC Ltd.
2.50%, 05/21/26(a)	8,919	8,503,709
2.88%, 11/07/29(a)	10,090	9,175,594
2.88%, 05/21/30(a)	9,947	8,977,168
3.38%, 03/28/32(a)	10,160	9,207,500
3.40%, 06/07/51(a)	9,959	7,198,490
3.95%, 05/21/50(a)	19,622	15,666,941
4.38%, 11/22/33(a)	9,884	9,377,445
5.50%, 04/28/33(a)	10,279	10,625,916
MDGH Sukuk Ltd., 4.96%, 04/04/34(a)	7,400	7,448,544
		210,508,593

Total Corporate Bonds & Notes — 12.3%
(Cost: $2,167,860,006)		1,879,126,068

Foreign Government Obligations(d)

Angola — 1.1%
Angolan Government International Bond
8.00%, 11/26/29(a)	39,761	35,996,130
8.25%, 05/09/28(a)	39,184	37,126,840
8.75%, 04/14/32(a)	39,099	34,802,998
9.13%, 11/26/49(a)	28,051	23,107,011
Security	Par (000)	Value

Angola (continued)
9.38%, 05/08/48(a)	$39,450	$33,199,641
		164,232,620
Argentina — 2.1%
Argentine Republic Government
International Bond
1.00%, 07/09/29	28,426	16,487,213
1.75%, 07/09/30(e)	172,220	93,106,489
3.50%, 07/09/41(e)	117,510	46,820,501
4.38%, 07/09/46(e)	23,008	10,173,717
4.75%, 07/09/35(e)	228,697	95,623,716
5.00%, 01/09/38(e)	127,209	58,754,686
		320,966,322
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond, 3.50%,
09/01/32(a)	24,434	21,173,588

Bahrain — 2.6%
Bahrain Government International Bond
5.25%, 01/25/33(a)	22,609	20,404,623
5.45%, 09/16/32(a)	22,692	21,103,560
5.63%, 09/30/31(a)	22,263	21,122,021
5.63%, 05/18/34(a)	22,495	20,526,688
6.00%, 09/19/44(a)	28,448	23,533,039
6.75%, 09/20/29(a)	28,418	29,092,927
7.00%, 01/26/26(a)	25,387	25,748,003
7.00%, 10/12/28(a)	36,385	37,851,679
7.38%, 05/14/30(a)	22,638	23,798,877
7.50%, 02/12/36(a)	22,325	23,078,469
7.75%, 04/18/35(a)	22,677	23,839,196
CBB International Sukuk Co. 7 SPC, 6.88%,
10/05/25(a)	20,443	20,717,703
CBB International Sukuk Programme Co.
3.88%, 05/18/29(a)	22,748	20,942,378
3.95%, 09/16/27(a)	22,996	21,767,151
4.50%, 03/30/27(a)	22,821	22,036,528
6.25%, 10/18/30(a)	22,745	23,441,566
CBB International Sukuk Programme Co. WLL,
6.00%, 02/12/31(a)	22,550	22,923,484
		401,927,892
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%,
03/20/28(a)	22,098	12,402,503

Brazil — 3.5%
Brazilian Government International Bond
3.75%, 09/12/31	24,312	21,167,729
3.88%, 06/12/30	53,993	48,840,988
4.50%, 05/30/29	31,270	30,032,646
4.63%, 01/13/28	44,826	44,182,747
4.75%, 01/14/50	61,511	45,081,412
5.00%, 01/27/45	51,085	40,522,665
5.63%, 01/07/41	34,930	31,314,745
5.63%, 02/21/47	43,292	36,538,448
6.00%, 04/07/26	29,789	30,175,661
6.00%, 10/20/33	35,259	34,726,942
6.13%, 01/22/32	21,450	21,363,557
6.13%, 03/15/34	34,750	34,262,457
6.25%, 03/18/31	30,800	31,119,704
7.13%, 01/20/37	25,165	26,839,227
7.13%, 05/13/54	34,650	34,234,200

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
8.25%, 01/20/34	$21,523	$24,771,682
		535,174,810
Chile — 2.2%
Chile Government International Bond
2.45%, 01/31/31	21,859	19,003,777
2.55%, 01/27/32	21,662	18,548,088
2.55%, 07/27/33	32,322	26,766,818
2.75%, 01/31/27	20,772	19,650,312
3.10%, 05/07/41	39,615	29,649,451
3.10%, 01/22/61	28,858	18,238,256
3.24%, 02/06/28	25,605	24,247,935
3.25%, 09/21/71	14,498	9,184,483
3.50%, 01/31/34	21,478	19,048,409
3.50%, 01/25/50	33,273	24,497,246
3.50%, 04/15/53	21,802	15,799,691
3.86%, 06/21/47	14,929	11,807,943
4.00%, 01/31/52	14,538	11,512,351
4.34%, 03/07/42	28,870	25,232,380
4.85%, 01/22/29	24,000	24,030,000
4.95%, 01/05/36	23,655	23,115,240
5.33%, 01/05/54	21,470	20,738,723
		341,071,103
China — 1.4%
China Development Bank, 1.00%, 10/27/25(a)	15,185	14,496,968
China Government International Bond
0.55%, 10/21/25(a)	34,150	32,549,389
1.20%, 10/21/30(a)	33,526	28,539,008
1.25%, 10/26/26(a)	25,964	24,292,697
1.75%, 10/26/31(a)	17,678	15,205,025
2.13%, 12/03/29(a)	33,908	31,078,716
2.63%, 11/02/27(a)	16,158	15,481,303
3.50%, 10/19/28(a)	16,250	15,975,700
Export-Import Bank of China (The)
2.88%, 04/26/26(a)	16,208	15,742,020
3.88%, 05/16/26(a)	26,386	26,108,683
		219,469,509
Colombia — 3.2%
Colombia Government International Bond
3.00%, 01/30/30	23,988	19,970,010
3.13%, 04/15/31	39,516	31,711,590
3.25%, 04/22/32	31,036	24,270,152
3.88%, 04/25/27	30,091	28,571,405
3.88%, 02/15/61	20,566	11,568,375
4.13%, 02/22/42	15,726	10,489,242
4.13%, 05/15/51	23,474	14,283,929
4.50%, 01/28/26	21,858	21,431,769
4.50%, 03/15/29	31,125	28,743,938
5.00%, 06/15/45	70,945	50,548,312
5.20%, 05/15/49	43,878	31,394,709
5.63%, 02/26/44	39,008	30,348,224
6.13%, 01/18/41	39,220	33,376,220
7.38%, 09/18/37	28,409	27,982,865
7.50%, 02/02/34	33,983	34,475,753
8.00%, 04/20/33	25,452	26,699,148
8.00%, 11/14/35	30,070	31,363,010
8.75%, 11/14/53	29,975	31,878,412
		489,107,063
Costa Rica — 1.0%
Costa Rica Government International Bond
6.13%, 02/19/31(a)	26,280	26,621,640
Security	Par (000)	Value

Costa Rica (continued)
6.55%, 04/03/34(a)	$33,417	$34,565,876
7.00%, 04/04/44(a)	22,042	22,841,023
7.16%, 03/12/45(a)	29,138	30,704,167
7.30%, 11/13/54(a)	33,405	35,576,325
		150,309,031
Dominican Republic — 3.3%
Dominican Republic International Bond
4.50%, 01/30/30(a)	42,515	39,498,986
4.88%, 09/23/32(a)	64,957	59,496,715
5.30%, 01/21/41(a)	32,321	28,099,231
5.50%, 02/22/29(a)	37,250	36,586,577
5.88%, 01/30/60(a)	67,328	58,533,617
5.95%, 01/25/27(a)	36,219	36,309,547
6.00%, 07/19/28(a)	27,896	27,991,962
6.00%, 02/22/33(a)	37,988	37,589,126
6.40%, 06/05/49(a)	32,117	30,639,618
6.50%, 02/15/48(a)	21,733	21,067,535
6.85%, 01/27/45(a)	42,448	42,819,420
6.88%, 01/29/26(a)	32,063	32,473,727
7.05%, 02/03/31(a)	14,255	14,958,912
7.45%, 04/30/44(a)	32,065	34,399,653
		500,464,626
Ecuador — 1.2%
Ecuador Government International Bond
0.00%, 07/31/30(a)(f)	22,470	11,482,230
3.50%, 07/31/35(a)(e)	168,389	89,194,115
5.50%, 07/31/40(a)(e)	67,582	32,671,657
6.90%, 07/31/30(a)(e)	78,920	53,428,549
		186,776,551
Egypt — 2.7%
Egypt Government International Bond
5.80%, 09/30/27(a)	25,432	23,230,543
5.88%, 02/16/31(a)	33,258	26,450,503
6.59%, 02/21/28(a)	28,219	26,049,664
7.05%, 01/15/32(a)	23,016	18,873,120
7.30%, 09/30/33(a)	25,638	20,510,400
7.50%, 01/31/27(a)	44,660	43,376,025
7.50%, 02/16/61(a)	33,909	22,962,751
7.60%, 03/01/29(a)	39,352	36,634,252
7.63%, 05/29/32(a)	39,461	33,048,588
7.90%, 02/21/48(a)	34,116	24,552,859
8.50%, 01/31/47(a)	56,452	42,656,542
8.70%, 03/01/49(a)	34,102	26,130,658
8.88%, 05/29/50(a)	45,242	34,949,445
Egyptian Financial Co. for Sovereign Taskeek
(The), 10.88%, 02/28/26(a)	33,608	34,773,777
		414,199,127
El Salvador — 0.5%
El Salvador Government International Bond
7.12%, 01/20/50(a)	24,955	16,445,345
7.65%, 06/15/35(a)	22,459	16,765,644
9.25%, 04/17/30(a)	22,790	20,724,770
9.50%, 07/15/52(a)	22,435	18,144,306
		72,080,065
Ghana — 0.8%
Ghana Government International Bond
6.38%, 02/11/27(a)(g)(h)	27,975	13,996,172
7.63%, 05/16/29(a)(g)(h)	22,020	11,010,000
7.75%, 04/07/29(a)(g)(h)	22,369	11,268,384
7.88%, 02/11/35(a)(g)(h)	23,073	11,738,389

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ghana (continued)
8.13%, 01/18/26(a)(g)(h)	$21,273	$10,923,470
8.13%, 01/18/26(a)(h)	900	462,150
8.13%, 03/26/32(a)(g)(h)	27,305	13,942,752
8.63%, 04/07/34(a)(g)(h)	23,074	11,774,893
8.63%, 06/16/49(a)(g)(h)	22,784	11,392,000
8.95%, 03/26/51(a)(g)(h)	22,795	11,682,437
10.75%, 10/14/30(a)	22,781	15,298,865
		123,489,512
Guatemala — 0.3%
Guatemala Government Bond
6.13%, 06/01/50(a)	32,028	29,405,708
6.60%, 06/13/36(a)	22,439	22,782,597
		52,188,305
Hungary — 2.7%
Hungary Government International Bond
2.13%, 09/22/31(a)	51,314	41,387,948
3.13%, 09/21/51(a)	45,379	28,850,153
5.25%, 06/16/29(a)	39,378	39,230,332
5.50%, 06/16/34(a)	28,371	28,140,486
5.50%, 03/26/36(a)	56,250	55,160,156
6.13%, 05/22/28(a)	48,361	49,660,702
6.25%, 09/22/32(a)	40,433	42,328,297
6.75%, 09/25/52(a)	27,981	30,254,456
7.63%, 03/29/41	37,314	42,852,797
Magyar Export-Import Bank Zrt, 6.13%,
12/04/27(a)	28,498	28,720,641
MFB Magyar Fejlesztesi Bank Zrt, 6.50%,
06/29/28(a)	25,309	25,862,634
		412,448,602
India — 0.7%
Export-Import Bank of India
2.25%, 01/13/31(a)	22,702	19,122,122
3.25%, 01/15/30(a)	22,552	20,712,602
3.38%, 08/05/26(a)	22,736	22,082,340
3.88%, 02/01/28(a)	22,518	21,813,637
5.50%, 01/18/33(a)	22,585	23,156,683
		106,887,384
Indonesia — 3.9%
Indonesia Government International Bond
1.85%, 03/12/31	13,252	10,978,454
2.15%, 07/28/31	12,754	10,677,489
2.85%, 02/14/30	12,554	11,322,139
3.05%, 03/12/51	20,805	14,381,456
3.50%, 01/11/28	13,055	12,471,605
3.55%, 03/31/32	10,706	9,749,151
3.70%, 10/30/49	10,587	8,271,094
3.85%, 07/18/27(a)	10,625	10,286,328
3.85%, 10/15/30	17,110	16,147,562
4.10%, 04/24/28	10,525	10,248,719
4.20%, 10/15/50	16,721	14,071,766
4.35%, 01/08/27(a)	12,645	12,459,277
4.35%, 01/11/48	18,484	16,104,185
4.45%, 04/15/70	10,478	8,729,484
4.55%, 01/11/28	10,588	10,472,194
4.63%, 04/15/43(a)	16,183	14,898,474
4.65%, 09/20/32	14,470	14,180,600
4.75%, 01/08/26(a)	19,520	19,541,277
4.75%, 02/11/29	13,138	13,088,732
4.75%, 07/18/47(a)	10,730	9,968,841
4.85%, 01/11/33	13,127	13,012,139
Security	Par (000)	Value

Indonesia (continued)
5.13%, 01/15/45(a)	$20,895	$20,516,278
5.25%, 01/17/42(a)	23,590	23,531,025
5.25%, 01/08/47(a)	15,564	15,413,224
5.35%, 02/11/49	10,343	10,414,108
5.95%, 01/08/46(a)	13,148	14,101,230
6.63%, 02/17/37(a)	14,803	16,648,749
6.75%, 01/15/44(a)	20,839	24,459,776
7.75%, 01/17/38(a)	19,967	24,684,204
8.50%, 10/12/35(a)	16,135	20,607,420
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(a)	13,255	12,414,136
2.55%, 06/09/31(a)	10,698	9,173,535
2.80%, 06/23/30(a)	10,529	9,364,229
4.15%, 03/29/27(a)	20,542	20,176,096
4.40%, 06/06/27(a)	18,992	18,730,860
4.40%, 03/01/28(a)	18,443	18,149,065
4.45%, 02/20/29(a)	13,354	13,145,344
4.55%, 03/29/26(a)	15,691	15,578,221
4.70%, 06/06/32(a)	15,683	15,335,033
5.20%, 07/02/34(i)	8,200	8,299,794
5.40%, 11/15/28(a)	10,600	10,785,500
5.60%, 11/15/33(a)	10,550	10,952,219
		593,541,012
Iraq — 0.2%
Iraq International Bond, 5.80%, 01/15/28(a)	25,935	24,508,162

Ivory Coast — 0.5%
Ivory Coast Government International Bond
6.13%, 06/15/33(a)	28,323	25,163,216
7.63%, 01/30/33(a)	24,900	24,187,237
8.25%, 01/30/37(a)	33,875	32,774,062
		82,124,515
Jamaica — 0.7%
Jamaica Government International Bond
6.75%, 04/28/28	28,367	29,413,033
7.88%, 07/28/45	41,097	48,623,094
8.00%, 03/15/39	28,147	33,424,562
		111,460,689
Jordan — 0.8%
Jordan Government International Bond
5.75%, 01/31/27(a)	22,878	21,962,880
5.85%, 07/07/30(a)	28,359	25,948,485
6.13%, 01/29/26(a)	22,737	22,310,681
7.38%, 10/10/47(a)	22,664	19,729,012
7.50%, 01/13/29(a)	28,386	28,130,526
		118,081,584
Kazakhstan — 0.4%
Kazakhstan Government International Bond
4.88%, 10/14/44(a)	23,134	22,324,310
6.50%, 07/21/45(a)	34,269	39,366,514
		61,690,824
Kenya — 0.7%
Republic of Kenya Government
International Bond
6.30%, 01/23/34(a)	22,720	16,961,900
7.25%, 02/28/28(a)	22,712	20,568,555
8.00%, 05/22/32(a)	27,264	23,600,537
8.25%, 02/28/48(a)	22,690	17,485,481
9.75%, 02/16/31(a)	34,075	32,328,656
		110,945,129

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kuwait — 0.6%
Kuwait International Government Bond, 3.50%,
03/20/27(a)	$102,164	$98,971,375

Latvia — 0.2%
Latvia Government International Bond, 5.13%,
07/30/34(a)	25,400	25,481,026

Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(a)(g)(h)	23,432	1,523,080
6.10%, 10/04/22(a)(g)(h)	9,700	630,500
6.10%, 10/04/24(a)(g)(h)	21,875	1,421,875
6.60%, 11/27/26(a)(g)(h)	34,959	2,272,335
6.65%, 09/01/24(a)(g)(h)	30,867	2,006,355
6.75%, 11/29/27(a)(g)(h)	21,478	1,396,070
6.85%, 03/23/27(a)(g)(h)	27,109	1,762,085
7.00%, 03/23/32(a)(g)(h)	21,536	1,399,840
		12,412,140
Malaysia — 0.1%
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(a)	20,507	20,010,936

Mexico — 3.3%
Mexico Government International Bond
2.66%, 05/24/31	26,734	22,489,977
3.25%, 04/16/30	17,720	15,920,313
3.50%, 02/12/34	22,739	18,918,848
3.75%, 01/11/28	14,465	13,890,920
3.75%, 04/19/71	23,747	14,626,668
3.77%, 05/24/61	23,552	14,837,760
4.13%, 01/21/26	14,938	14,766,213
4.15%, 03/28/27	18,240	17,915,100
4.28%, 08/14/41	19,632	15,638,115
4.35%, 01/15/47	9,945	7,623,464
4.40%, 02/12/52	17,436	12,973,474
4.50%, 04/22/29	24,819	24,136,477
4.50%, 01/31/50	14,953	11,523,156
4.60%, 01/23/46	18,656	14,755,730
4.60%, 02/10/48	14,814	11,587,326
4.75%, 04/27/32	19,286	18,201,163
4.75%, 03/08/44	29,210	23,966,805
4.88%, 05/19/33	16,955	15,958,894
5.00%, 05/07/29	7,900	7,830,875
5.00%, 04/27/51	19,632	16,079,835
5.40%, 02/09/28	9,599	9,685,991
5.55%, 01/21/45	21,768	20,053,770
5.75%, 12/31/99	20,562	17,251,518
6.00%, 05/07/36	31,210	31,100,765
6.05%, 01/11/40	22,048	21,750,352
6.34%, 05/04/53	23,077	22,142,381
6.35%, 02/09/35	21,889	22,512,836
6.40%, 05/07/54	19,500	18,885,750
6.75%, 09/27/34	13,508	14,352,250
8.30%, 08/15/31	8,126	9,735,964
		501,112,690
Morocco — 0.6%
Morocco Government International Bond
3.00%, 12/15/32(a)	22,756	18,674,143
4.00%, 12/15/50(a)	28,457	19,848,757
5.95%, 03/08/28(a)	28,420	28,817,880
6.50%, 09/08/33(a)	28,327	29,513,193
		96,853,973
Security	Par (000)	Value

Nigeria — 1.8%
Nigeria Government International Bond
6.13%, 09/28/28(a)	$28,333	$24,888,770
6.50%, 11/28/27(a)	34,484	31,736,056
7.14%, 02/23/30(a)	28,216	24,697,817
7.38%, 09/28/33(a)	33,804	27,624,206
7.63%, 11/21/25(a)	24,523	24,392,722
7.63%, 11/28/47(a)	34,067	24,890,202
7.70%, 02/23/38(a)	28,288	22,011,600
7.88%, 02/16/32(a)	33,792	29,314,560
8.25%, 09/28/51(a)	28,301	21,756,394
8.38%, 03/24/29(a)	28,322	26,613,829
8.75%, 01/21/31(a)	22,532	20,954,760
		278,880,916
Oman — 3.2%
Oman Government International Bond
4.75%, 06/15/26(a)	53,246	52,547,146
5.38%, 03/08/27(a)	36,329	36,317,647
5.63%, 01/17/28(a)	53,573	53,958,056
6.00%, 08/01/29(a)	48,434	49,796,206
6.25%, 01/25/31(a)	36,720	38,292,075
6.50%, 03/08/47(a)	46,030	46,734,834
6.75%, 10/28/27(a)	30,505	31,696,602
6.75%, 01/17/48(a)	61,881	64,356,240
7.00%, 01/25/51(a)	22,711	24,385,936
7.38%, 10/28/32(a)	22,810	25,525,816
Oman Sovereign Sukuk Co.
4.88%, 06/15/30(a)	39,545	38,655,238
5.93%, 10/31/25(a)	30,385	30,622,307
		492,888,103
Pakistan — 0.7%
Pakistan Global Sukuk Programme Co. Ltd.
(The), 7.95%, 01/31/29(a)	20,676	18,408,049
Pakistan Government International Bond
6.00%, 04/08/26(a)	29,531	26,734,710
6.88%, 12/05/27(a)	35,600	30,527,000
7.38%, 04/08/31(a)	32,180	25,573,124
		101,242,883
Panama — 2.7%
Panama Government International Bond
2.25%, 09/29/32	45,878	33,903,842
3.16%, 01/23/30	28,422	24,460,826
3.30%, 01/19/33	16,723	13,357,496
3.87%, 07/23/60	53,942	31,842,502
3.88%, 03/17/28	22,873	21,457,847
4.30%, 04/29/53	31,980	21,266,700
4.50%, 05/15/47	21,232	15,114,636
4.50%, 04/16/50	45,544	31,482,290
4.50%, 04/01/56	45,897	30,707,847
4.50%, 01/19/63	27,601	18,096,044
6.40%, 02/14/35	41,434	40,359,202
6.70%, 01/26/36	37,138	37,126,487
6.85%, 03/28/54	25,159	23,838,153
6.88%, 01/31/36	18,400	18,372,400
7.50%, 03/01/31	20,180	21,340,350
8.00%, 03/01/38	21,365	23,094,283
		405,820,905
Paraguay — 0.5%
Paraguay Government International Bond
4.95%, 04/28/31(a)	22,664	22,118,648
5.40%, 03/30/50(a)	26,900	23,981,350

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Paraguay (continued)
6.10%, 08/11/44(a)	$22,758	$22,402,406
		68,502,404
Peru — 2.5%
Peruvian Government International Bond
1.86%, 12/01/32	22,612	17,538,433
2.78%, 01/23/31	75,966	66,019,202
2.78%, 12/01/60	44,850	25,699,050
3.00%, 01/15/34	50,911	42,240,220
3.23%, 12/31/99	22,584	13,006,973
3.30%, 03/11/41	28,037	21,351,928
3.55%, 03/10/51	39,228	28,550,629
3.60%, 01/15/72	23,056	15,137,705
5.63%, 11/18/50	57,487	56,940,873
6.55%, 03/14/37	25,112	27,450,555
8.75%, 11/21/33	49,126	60,486,387
		374,421,955
Philippines — 3.4%
Philippine Government International Bond
1.65%, 06/10/31	21,541	17,562,647
2.46%, 05/05/30	17,290	15,253,022
2.65%, 12/10/45	26,025	17,309,488
2.95%, 05/05/45	22,879	16,103,613
3.00%, 02/01/28	34,435	32,433,466
3.20%, 07/06/46	39,621	28,514,738
3.70%, 03/01/41	34,356	28,365,172
3.70%, 02/02/42	34,422	28,315,881
3.75%, 01/14/29	25,697	24,575,583
3.95%, 01/20/40	33,976	29,368,005
4.20%, 03/29/47	17,104	14,412,001
5.00%, 07/17/33	21,523	21,536,452
5.00%, 01/13/37	22,931	22,809,179
5.25%, 05/14/34	17,350	17,691,578
5.50%, 03/30/26	16,959	17,086,193
5.50%, 01/17/48	21,591	22,016,073
5.60%, 05/14/49	17,350	17,783,750
6.38%, 01/15/32	17,727	19,261,493
6.38%, 10/23/34	32,710	36,270,811
7.75%, 01/14/31	29,767	34,334,374
9.50%, 02/02/30	34,023	41,497,428
ROP Sukuk Trust, 5.05%, 06/06/29(a)	16,825	16,930,156
		519,431,103
Poland — 3.4%
Bank Gospodarstwa Krajowego
5.38%, 05/22/33(a)	39,676	39,985,869
5.75%, 07/09/34(i)	33,500	34,567,980
6.25%, 10/31/28(a)	21,725	22,864,042
6.25%, 07/09/54(i)	32,800	34,327,168
Republic of Poland Government
International Bond
3.25%, 04/06/26	36,534	35,651,357
4.63%, 03/18/29	32,350	32,276,659
4.88%, 10/04/33	55,051	54,404,316
5.13%, 09/18/34	66,175	66,286,836
5.50%, 11/16/27	32,745	33,668,023
5.50%, 04/04/53	54,943	54,136,437
5.50%, 03/18/54	76,875	75,497,400
5.75%, 11/16/32	33,524	35,270,600
		518,936,687
Security	Par (000)	Value

Qatar — 3.1%
Qatar Government International Bond
3.25%, 06/02/26(a)	$43,858	$42,679,316
3.75%, 04/16/30(a)	38,278	36,842,575
4.00%, 03/14/29(a)	51,585	50,466,895
4.40%, 04/16/50(a)	63,969	56,792,318
4.50%, 04/23/28(a)	38,101	38,065,280
4.63%, 05/29/29(a)	12,600	12,698,437
4.63%, 06/02/46(a)	25,576	23,769,695
4.75%, 05/29/34(a)	15,200	15,404,250
4.82%, 03/14/49(a)	76,060	72,138,156
5.10%, 04/23/48(a)	75,342	74,376,681
5.75%, 01/20/42(a)	13,051	14,066,531
6.40%, 01/20/40(a)	12,739	14,474,689
9.75%, 06/15/30(a)	18,129	23,001,169
		474,775,992
Romania — 2.6%
Romanian Government International Bond
3.00%, 02/27/27(a)	31,214	29,309,946
3.00%, 02/14/31(a)	29,300	24,857,534
3.63%, 03/27/32(a)	25,424	21,967,925
4.00%, 02/14/51(a)	45,542	32,021,719
5.13%, 06/15/48(a)	27,258	23,024,492
5.25%, 11/25/27(a)	22,816	22,616,360
5.88%, 01/30/29(a)	44,820	45,240,187
6.00%, 05/25/34(a)	22,982	22,895,818
6.13%, 01/22/44(a)	22,782	22,215,184
6.38%, 01/30/34(a)	45,310	46,046,287
6.63%, 02/17/28(a)	32,730	33,814,181
7.13%, 01/17/33(a)	36,126	38,677,399
7.63%, 01/17/53(a)	28,434	31,446,227
		394,133,259
Saudi Arabia — 5.0%
KSA Sukuk Ltd.
2.25%, 05/17/31(a)	16,085	13,692,356
2.97%, 10/29/29(a)	20,169	18,486,149
3.63%, 04/20/27(a)	36,191	35,179,462
4.27%, 05/22/29(a)	24,321	23,842,180
4.30%, 01/19/29(a)	16,151	15,853,216
4.51%, 05/22/33(a)	24,171	23,483,637
5.25%, 06/04/27(i)	8,200	8,292,250
5.25%, 06/04/27(a)	1,800	1,820,250
5.25%, 06/04/30(i)	11,800	11,988,062
5.25%, 06/04/30(a)	400	406,375
5.25%, 06/04/34(i)	10,100	10,245,188
5.25%, 06/04/34(a)	3,600	3,651,750
5.27%, 10/25/28(a)	19,762	20,163,416
Saudi Government International Bond
2.25%, 02/02/33(a)	22,333	18,047,856
2.50%, 02/03/27(a)	10,061	9,520,221
2.75%, 02/03/32(a)	8,036	6,946,118
2.90%, 10/22/25(a)	17,649	17,185,714
3.25%, 10/26/26(a)	41,908	40,519,798
3.25%, 10/22/30(a)	12,159	11,091,288
3.25%, 11/17/51(a)	10,637	7,073,605
3.45%, 02/02/61(a)	18,474	12,106,243
3.63%, 03/04/28(a)	39,425	37,897,281
3.75%, 01/21/55(a)	22,754	16,247,778
4.38%, 04/16/29(a)	32,137	31,594,688
4.50%, 04/17/30(a)	24,732	24,245,089
4.50%, 10/26/46(a)	53,156	44,999,876

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia (continued)
4.50%, 04/22/60(a)	$24,281	$19,758,664
4.63%, 10/04/47(a)	36,373	31,201,214
4.75%, 01/18/28(a)	26,032	25,991,325
4.75%, 01/16/30(a)	25,200	25,026,750
4.88%, 07/18/33(a)	28,106	27,781,024
5.00%, 01/16/34(a)	33,350	33,183,250
5.00%, 04/17/49(a)	28,080	25,429,950
5.00%, 01/18/53(a)	26,437	23,512,407
5.25%, 01/16/50(a)	28,491	26,692,506
5.50%, 10/25/32(a)	20,246	20,929,302
5.75%, 01/16/54(a)	38,850	38,024,437
		762,110,675
Senegal — 0.2%
Senegal Government International Bond
6.25%, 05/23/33(a)	24,796	20,828,640
6.75%, 03/13/48(a)	22,624	16,261,000
		37,089,640
Serbia — 0.5%
Serbia International Bond
2.13%, 12/01/30(a)	27,052	22,022,019
6.00%, 06/12/34(i)	30,750	30,654,060
6.00%, 06/12/34(a)	800	797,504
6.50%, 09/26/33(a)	22,123	22,848,911
		76,322,494
South Africa — 2.5%
Republic of South Africa Government
International Bond
4.30%, 10/12/28	45,667	42,641,561
4.85%, 09/27/27	22,867	22,152,406
4.85%, 09/30/29	45,279	42,166,069
4.88%, 04/14/26	28,160	27,596,800
5.00%, 10/12/46	22,651	16,308,720
5.38%, 07/24/44	23,008	17,773,680
5.65%, 09/27/47	33,841	26,099,871
5.75%, 09/30/49	68,407	52,587,881
5.88%, 09/16/25	40,489	40,438,389
5.88%, 06/22/30	31,626	30,558,623
5.88%, 04/20/32	30,964	29,222,275
7.30%, 04/20/52	36,181	33,331,746
		380,878,021
Sri Lanka — 0.8%
Sri Lanka Government International Bond
6.20%, 05/11/27(a)(g)(h)	34,010	18,918,063
6.75%, 04/18/28(a)(g)(h)	28,225	16,008,938
6.83%, 07/18/26(a)(g)(h)	22,429	12,574,370
6.85%, 03/14/24(a)(g)(h)	22,498	12,404,497
6.85%, 11/03/25(a)(g)(h)	32,000	18,160,000
7.55%, 03/28/30(a)(g)(h)	34,082	19,064,789
7.85%, 03/14/29(a)(g)(h)	31,647	17,860,934
		114,991,591
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International
Bond, 4.50%, 08/04/26(a)	22,000	21,527,000

Turkey — 4.9%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(a)	26,280	25,696,847
7.25%, 02/24/27(a)	30,315	30,817,092
8.51%, 01/14/29(a)	25,250	26,954,375
9.76%, 11/13/25(a)	23,005	24,033,036
Security	Par (000)	Value

Turkey (continued)
Turkey Government International Bond
4.25%, 04/14/26	$15,205	$14,777,359
4.75%, 01/26/26	17,554	17,211,697
4.88%, 10/09/26	29,689	28,949,744
5.13%, 02/17/28	20,285	19,511,634
5.25%, 03/13/30	20,185	18,809,897
5.75%, 05/11/47	35,289	27,415,318
5.88%, 06/26/31	17,705	16,587,372
5.95%, 01/15/31	22,907	21,639,957
6.00%, 03/25/27	32,704	32,581,360
6.13%, 10/24/28	27,846	27,541,434
6.38%, 10/14/25	22,871	22,944,759
6.50%, 09/20/33	14,753	14,052,233
7.63%, 04/26/29	30,456	31,512,442
7.63%, 05/15/34	30,175	30,926,358
8.00%, 02/14/34	14,585	15,601,392
8.60%, 09/24/27	19,916	21,245,990
9.13%, 07/13/30	25,224	27,933,310
9.38%, 03/14/29	21,352	23,547,253
9.38%, 01/19/33	27,481	31,225,286
9.88%, 01/15/28	34,673	38,411,183
Turkiye Government International Bond
4.88%, 04/16/43	30,396	21,818,629
6.00%, 01/14/41	30,253	25,629,963
6.63%, 02/17/45	29,893	26,044,276
6.75%, 05/30/40	20,339	18,813,575
6.88%, 03/17/36	27,647	26,644,796
7.13%, 07/17/32	15,600	15,593,604
7.25%, 03/05/38	9,780	9,743,325
11.88%, 01/15/30	14,179	17,967,452
		752,182,948
Ukraine — 0.7%
Ukraine Government International Bond
6.88%, 05/21/29(a)(g)(h)	39,302	12,026,412
7.25%, 03/15/33(a)(g)(h)	58,396	17,869,176
7.38%, 09/25/32(a)(g)(h)	67,452	20,707,764
7.75%, 09/01/23(a)(g)(h)	30,114	10,946,439
7.75%, 09/01/24(a)(g)(h)	30,092	10,231,280
7.75%, 09/01/25(a)(g)(h)	29,537	9,702,904
7.75%, 09/01/26(a)(g)(h)	29,316	9,190,566
7.75%, 09/01/27(a)(g)(h)	29,287	9,181,475
9.75%, 11/01/28(a)(g)(h)	35,760	11,765,040
		111,621,056
United Arab Emirates — 3.1%
Abu Dhabi Government International Bond
1.63%, 06/02/28(a)	19,737	17,726,392
1.70%, 03/02/31(a)	14,416	12,118,522
1.88%, 09/15/31(a)	17,145	14,401,800
2.50%, 09/30/29(a)	29,778	27,079,518
2.70%, 09/02/70(a)	15,072	8,713,274
3.00%, 09/15/51(a)	12,452	8,434,985
3.13%, 05/03/26(a)	23,906	23,248,585
3.13%, 10/11/27(a)	39,852	38,220,459
3.13%, 04/16/30(a)	29,577	27,534,412
3.13%, 09/30/49(a)	39,349	27,691,859
3.88%, 04/16/50(a)	39,252	31,499,730
4.13%, 10/11/47(a)	29,065	24,732,571
4.88%, 04/30/29(a)	15,750	15,956,797
5.00%, 04/30/34(a)	14,650	15,007,167
5.50%, 04/30/54(a)	17,350	17,794,680

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates (continued)
Emirate of Dubai Government International Bond
3.90%, 09/09/50(a)	$12,530	$9,268,284
5.25%, 01/30/43(a)	9,979	9,554,893
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	10,075	6,649,500
6.13%, 03/06/36(a)	8,550	8,550,000
6.50%, 11/23/32(a)	10,110	10,606,022
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	9,992	9,288,164
3.23%, 10/23/29(a)	10,000	8,981,200
3.85%, 04/03/26(a)	9,599	9,309,782
4.23%, 03/14/28(a)	11,915	11,427,915
UAE International Government Bond
2.00%, 10/19/31(a)	9,200	7,725,125
2.88%, 10/19/41(a)	10,197	7,555,340
3.25%, 10/19/61(a)	20,188	13,784,619
4.05%, 07/07/32(a)	17,460	16,772,512
4.86%, 07/02/34(i)	11,600	11,712,375
4.92%, 09/25/33(a)	14,650	14,906,375
4.95%, 07/07/52(a)	12,727	12,046,901
		478,299,758
Uruguay — 2.0%
Uruguay Government International Bond
4.38%, 10/27/27	32,203	32,041,929
4.38%, 01/23/31	46,935	46,259,956
4.98%, 04/20/55	58,351	54,540,069
5.10%, 06/18/50	89,442	86,367,882
5.75%, 10/28/34	49,372	52,358,678
7.63%, 03/21/36	23,402	28,141,347
		299,709,861
Zambia — 0.3%
Zambia Government International Bond
0.50%, 12/31/53(a)	26,996	13,658,236
7.50%, 06/30/33(a)(e)	30,983	27,107,056
		40,765,292

Total Foreign Government Obligations — 85.6%
(Cost: $15,406,075,063)		13,086,095,211

Total Long-Term Investments — 97.9%
(Cost: $17,573,935,069)		14,965,221,279

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29%(j)(k)	136,920,000	$136,920,000

Total Short-Term Securities — 0.9%
(Cost: $136,920,000)		136,920,000

Total Investments — 98.8%
(Cost: $17,710,855,069)		15,102,141,279

Other Assets Less Liabilities — 1.2%		180,566,983

Net Assets — 100.0%		$15,282,708,262

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Perpetual security with no stated maturity date.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	U.S. dollar denominated security issued by foreign domiciled entity.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	Zero-coupon bond.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Non-income producing security.

(i)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$46,700,000	$90,220,000	(a)	$—	$—	$—	$136,920,000	136,920,000	$1,863,093	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,879,126,068	$—	$1,879,126,068
Foreign Government Obligations	—	13,086,095,211	—	13,086,095,211
Short-Term Securities
Money Market Funds	136,920,000	—	—	136,920,000
	$136,920,000	$14,965,221,279	$—	$15,102,141,279

Portfolio Abbreviation

CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
PJSC	Public Joint Stock Company

Currency Abbreviation

USD	United States Dollar